Document And Entity Information	Jul. 16, 2024
Document Information [Line Items]
Entity, Registrant Name	HG Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 16, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34964
Entity, Tax Identification Number	54-1272589
Entity, Address, Address Line One	2115 E. 7th Street, Suite 101
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28204
City Area Code	850
Local Phone Number	772-0698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000797465